Long-Term Debt Investments (Details) ¥ in Millions					6 Months Ended
	Nov. 06, 2025 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Mar. 31, 2023 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)
Long-Term Debt Investments [Line Items]
Agreement term	2 years	2 years	2 years	5 years
Payment for agreement	$ 30,000,000	$ 16,500,000	¥ 115.9	$ 6,000,000
Percentage of loan rate	6.00%	6.00%	6.00%	12.00%		6.00%
Investment income					$ 359,014	$ 359,014
Material allowance for credit losses
Yongdahui [Member]
Long-Term Debt Investments [Line Items]
Investment income					503,418
Zhixuan Tiangong [Member]
Long-Term Debt Investments [Line Items]
Investment income					$ 941,800